CONCENTRATION OF CREDIT RISK	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
CONCENTRATION OF CREDIT RISK [Abstract]
CONCENTRATION OF CREDIT RISK

NOTE 6 - CONCENTRATION OF CREDIT RISK

Bank Balances

The Company maintains cash in financial institutions insured by the Federal Deposit Insurance Corporation ("FDIC"), including non-interest bearing transaction account deposits protected in full in accordance with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"). At December 31, 2012 all of the Company's cash balances were fully insured. The Company had not experienced any losses in such accounts. At December 31, 2012 three customers accounted for approximately 89% of our outstanding accounts receivable balance.

NOTE 11 - CONCENTRATION OF CREDIT RISK

Bank Balances

The Company maintains cash in financial institutions insured by the Federal Deposit Insurance Corporation ("FDIC"), including non-interest bearing transaction account deposits protected in full in accordance with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"). At September 30, 2012 all of the Company's cash balances were fully insured. The Company has not experienced any losses in such accounts.

Major Customers

Sales to 5 customers represented approximately 87% of total sales for the year ended September 30, 2012. As of September 30, 2012 approximately 80% of our accounts receivable was due from two customers. Sales to five customers represented approximately 90% in 2011.